Related Party Balances and Transactions - Summary of Amounts Due from Related Parties (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2023	Dec. 31, 2022
PP Credit Data Service Shanghai Company Limited [Member]
Related Party Transaction [Line Items]
Amounts due from related parties	¥ 3,900	¥ 0
Related Party [Member]
Related Party Transaction [Line Items]
Amounts due from related parties	¥ 3,900	¥ 0